Loss per share (Details 2) - ₩ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Basic earnings per share	₩ (3,341)	₩ (290)	₩ 357